Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Prepaid charter revenue from time-charter attached	$ 28,586	$ 29,796
Deferred asset from varying charter rates	161	122
Prepaid charter revenue	$ 28,747	$ 29,918